INCOME TAXES - Disclosure of Detailed Information About Deferred Tax Assets Expiration (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	$ 1,042,776	$ 833,104
Unrecognized losses	513,357	421,199
Expiration Year 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	17,378	19,991
Expiration Year 2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	1,833	2,759
Expiration Year 2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	48,942	8,086
Expiration Year 2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	88,677	45,953
Expiration Year 2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	83,452	84,046
Expiration Year 2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	64,722	73,514
Expiration Year 2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	29,109	56,090
Expiration Year 2033 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	91,140	7,768
Expiration Year 2034 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	88,503	81,247
Expiration Year 2035 and after [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	179,335	168,081
No Expiry [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	349,685	$ 285,569
Canadian non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	85,642
Unrecognized losses	0
Canadian non-capital losses [Member] | Expiration Year 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2033 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2034 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2035 and after [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	85,642
Canadian non-capital losses [Member] | No Expiry [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	458,630
Unrecognized losses	131,541
US non-capital losses [Member] | Expiration Year 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	19,429
US non-capital losses [Member] | Expiration Year 2033 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	14,667
US non-capital losses [Member] | Expiration Year 2034 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	13,273
US non-capital losses [Member] | Expiration Year 2035 and after [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	61,576
US non-capital losses [Member] | No Expiry [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	349,685
Mexican non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	498,504
Unrecognized losses	381,816
Mexican non-capital losses [Member] | Expiration Year 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	17,378
Mexican non-capital losses [Member] | Expiration Year 2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	1,833
Mexican non-capital losses [Member] | Expiration Year 2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	48,942
Mexican non-capital losses [Member] | Expiration Year 2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	88,677
Mexican non-capital losses [Member] | Expiration Year 2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	83,452
Mexican non-capital losses [Member] | Expiration Year 2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	64,722
Mexican non-capital losses [Member] | Expiration Year 2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	9,680
Mexican non-capital losses [Member] | Expiration Year 2033 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	76,473
Mexican non-capital losses [Member] | Expiration Year 2034 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	75,230
Mexican non-capital losses [Member] | Expiration Year 2035 and after [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	32,117
Mexican non-capital losses [Member] | No Expiry [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	$ 0